Memorandum accounts (Tables)	12 Months Ended
Dec. 31, 2017
Memorandum accounts
Schedule of contingent commitments

Contingent commitments	12/31/2016	12/31/2017

Available lines of credit cards and non-revolving consumer loans	140,658	136,649
Guarantees, documentary credits and loan commitments of commercial and public sector loans	61,753	78,381
Guarantees, documentary credits and loan commitments of commercial loans (SMEs)	312	432
Total	202,723	215,462

Schedule of of financial instruments received as collateral

Financial instruments received as collateral	12/31/2016	12/31/2017

Debt instruments received in OTC derivatives transactions	5,215	3,783
Debt instruments received in reverse repurchase agreement transactions	42,360	51,693
Equity instruments received in securities loans transactions	3	7
Total	47,578	55,483